Claims revenue (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contractors [Abstract]
Claims revenue recognized	8,230	17,053
Claims revenue uncollected (classified as unbilled revenue)	4,622	8,074